ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS	ORGANIZATION AND BUSINESS
Historical Structure and Business of the Company
We were incorporated as Knightsbridge Tankers Limited in Bermuda as an exempted company under the Bermuda Companies Act of 1981 on September 18, 1996. On October 7, 2014, we entered into the Merger Agreement, with the Former Golden Ocean, a dry bulk shipping company based in Bermuda and listed on the Oslo Stock Exchange ("OSE"), pursuant to which the two companies agreed to merge, with us as the surviving company. Following the completion of the Merger on March 31, 2015, we changed our name to Golden Ocean Group Limited.

Our common shares commenced trading on the NASDAQ Global Select Market ("NASDAQ") in February 1997 and currently trade under the symbol "GOGL". We obtained a secondary listing on the OSE in April 2015.

As of December 31, 2024, we own and operate dry bulk carriers of primarily four sizes: Newcastlemax vessels, which are between 200,000 and 210,000 dwt, Capesize vessels, which are between 90,000 and 200,000 dwt, Kamsarmax vessels, which are vessels between 80,000 and 90,000 dwt and Panamax vessels, which are between 65,000 and 80,000 dwt. Throughout 2024, we operated through subsidiaries in Bermuda, Liberia, the Marshall Islands, Norway, Singapore and the UK. During 2024, we re-domiciled certain subsidiaries to Bermuda and closed the subsidiary in the UK and as of December 31,2024, we had subsidiaries located in Bermuda, Norway and Singapore. We are also involved in the charter, purchase and sale of vessels.
As of December 31, 2024, we owned 83 dry bulk vessels. In addition, we had eight vessels chartered-in from SFL Corporation Ltd. ("SFL"), of which seven are chartered in on finance leases and one is chartered in on an operating lease. With reference to Note 29, "Subsequent Events", we declared a purchase option for eight SFL vessels in January 2025. Our owned vessels are owned and operated by one of our subsidiaries and are flagged either in the Marshall Islands or Hong Kong.